CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Cash Flows used in Operating Activities:
Net loss		$ 49,926,415
Changes in operating assets and liabilities:
Net Cash (used in)/provided by Operating Activities		41,538,209
Cash flow provided by Investing Activities:
Net cash provided by Investing Activities		11,788,681
Cash flows provided by Financing Activities:
Net cash provided by Financing Activities		(16,510,675)
Net increase (decrease) in cash, cash equivalents, and restricted cash		36,816,215
Cash, cash equivalents and restricted cash at the beginning of the period		5,663,411
Toro Corp. [Member]
Cash Flows used in Operating Activities:
Net loss	$ (32)
Changes in operating assets and liabilities:
Net Cash (used in)/provided by Operating Activities	(32)
Cash flow provided by Investing Activities:
Net cash provided by Investing Activities	0
Cash flows provided by Financing Activities:
Net cash provided by Financing Activities	0
Net increase (decrease) in cash, cash equivalents, and restricted cash	(32)
Cash, cash equivalents and restricted cash at the beginning of the period	0
Cash, cash equivalents and restricted cash at the end of the period	$ (32)	$ (32)